Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015 sqft	Mar. 01, 2014
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	$ 12	$ 110
Square Feet Leased Back Through Sale-Leaseback and Asset Sales	3,000,000
Proceeds from Sale of Buildings	278
Gain (Loss) on Sale or Disposal, Pretax	(66)
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax	$ (137)
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Lease Terms	1 month
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Lease Terms	7 years